INTEREST BEARING LOANS AND BORROWINGS - Other information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Oct. 31, 2020 CNY (¥) T	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
INTEREST BEARING LOANS AND BORROWINGS
Short-term interest-bearing loans and borrowings		$ 5,319,124	¥ 34,707,283	¥ 42,286,604
Bank and other loans, current			20,738,030	21,238,166
Associates
INTEREST BEARING LOANS AND BORROWINGS
Short-term interest-bearing loans and borrowings			0	0
Joint venture
INTEREST BEARING LOANS AND BORROWINGS
Short-term interest-bearing loans and borrowings			0	0
Subsidiaries of Chinalco
INTEREST BEARING LOANS AND BORROWINGS
Short-term interest-bearing loans and borrowings			4,229,000	4,181,000
Shandong Huayu
INTEREST BEARING LOANS AND BORROWINGS
Production of aluminum products | T	135,000
Tender consideration	¥ 539,000
JPY
INTEREST BEARING LOANS AND BORROWINGS
Short-term interest-bearing loans and borrowings			15,000	17,000
USD
INTEREST BEARING LOANS AND BORROWINGS
Short-term interest-bearing loans and borrowings			1,312,000	4,006,000
Secured
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans, current			863,738	¥ 465,000
Secured | Shandong Huayu
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans, current			¥ 583,000